Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 29, 2011
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated August 18, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

The following replaces the first paragraph of the "Principal Investment Strategies" section for Ivy Mid Cap Growth Fund on page 20 of the Ivy Funds prospectus:

Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of mid cap companies that IICO believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of mid-cap companies, which typically are companies with market capitalizations within the range of companies in the Russell Mid Cap Growth Index. As of June 30, 2011, this range of market capitalizations was from approximately $328.8 million to $17.9 billion.

The following replaces the "Average Annual Total Returns" chart under the heading "Performance" for Ivy Pacific Opportunities Fund on page 98 of the Ivy Funds prospectus:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	5.70%	11.04%	11.55%
Return After Taxes on Distributions	5.70%	9.44%	10.71%
Return After Taxes on Distributions and Sale of Fund Shares	3.70%	8.97%	10.01%
Class B
Return Before Taxes	6.96%	11.02%	10.91%
Class C
Return Before Taxes	11.26%	11.53%	11.24%
Class I (began on 04-02-2007)
Return Before Taxes	12.70%	N/A	8.35%
Class Y (began on 07-24-2003)
Return Before Taxes	12.43%	12.69%	18.32%
Indexes
MSCI AC Asia Ex Japan Index (gross of dividend withholding tax) (reflects no deduction for fees, expenses or taxes)	19.93%	13.19%	13.31%
MSCI AC Asia Ex Japan Index (net of dividend withholding tax) (reflects no deduction for fees, expenses or other taxes) (Effective August 2011, the MSCI AC Asia Ex Japan Index performance returns will be presented on a net of dividend withholding tax basis. Both variations of the index returns are presented in this year's prospectus for comparison purposes.)	19.62%	12.86%	13.00%
Lipper Pacific Ex Japan Funds Universe Average (net of fees and expenses)	20.57%	12.50%	13.24%

Ivy Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

The following replaces the first paragraph of the "Principal Investment Strategies" section for Ivy Mid Cap Growth Fund on page 20 of the Ivy Funds prospectus:

Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of mid cap companies that IICO believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of mid-cap companies, which typically are companies with market capitalizations within the range of companies in the Russell Mid Cap Growth Index. As of June 30, 2011, this range of market capitalizations was from approximately $328.8 million to $17.9 billion.